Earnings per share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings per share
Weighted average number of common shares outstanding
	Three months		Nine months
	ended September 30,		ended September 30,
	2020	2019	2020	2019
Issued common shares at beginning of period	72,718,706	69,718,706	71,218,706	64,676,256
Effect of shares issued	1,980,091	255,435	1,464,118	3,819,664
Weighted average number of common shares outstanding – basic	74,698,797	69,974,141	72,682,824	68,495,920

Weighted average number of shares outstanding – diluted	74,698,797	69,974,141	72,682,824	68,495,920